RIL

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

Corporate Bonds - 53.8%	Coupon	Maturity	Par Value	Value
Communications - 4.3%
Discovery Communications, LLC	2.950%	03/20/23	$ 900,000	$ 926,604
Discovery Communications, LLC	3.800%	03/13/24	2,085,000	2,211,142
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	1.118%	03/16/22	2,100,000	2,107,414
				5,245,160
Consumer Discretionary - 1.9%
AutoZone, Inc.	3.700%	04/15/22	2,250,000	2,264,838

Consumer Staples - 1.1%
Honeywell International, Inc.	0.483%	08/19/22	219,000	218,981
Kroger Company (The)	3.850%	08/01/23	1,000,000	1,048,653
				1,267,634
Energy - 3.4%
CONSOL Energy, Inc., 144A	11.000%	11/15/25	3,000,000	3,060,000
Exxon Mobil Corporation	3.043%	03/01/26	1,000,000	1,067,060
				4,127,060
Financials - 23.4%
Bank of America Corporation (3MO LIBOR + 370.5, effective 09/05/24) (a) (b)	6.250%	03/05/65	2,000,000	2,180,000
Bank of OZK (SOFR + 2.09, effective 10/01/26) (a)	2.750%	10/01/31	2,420,000	2,418,720
Charles Schwab Corporation (The)	0.900%	03/11/26	3,000,000	2,944,906
CNG Holdings, Inc., 144A	12.500%	06/15/24	2,700,000	2,551,500
First Maryland Capital I (3MO LIBOR + 100) (a)	1.124%	01/15/27	2,000,000	1,953,719
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 75) (a)	0.881%	02/23/23	500,000	503,255
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	1.124%	07/24/23	2,500,000	2,512,267
JPMorgan Chase & Company (3MO LIBOR + 123) (a)	1.354%	10/24/23	2,000,000	2,023,058
Pershing Square Holdings Ltd., 144A	5.500%	07/15/22	2,500,000	2,565,245
Round Up Ventures, L.P. (c) (d) (e)	15.000%	03/06/25	2,341,622	2,421,486
Southern Bancshares (N.C.), Inc. (SOFR + 2.41, effective 06/30/26) (a)	3.125%	06/30/31	2,200,000	2,210,354
Truist Bank (3MO LIBOR + 67) (a)	0.790%	05/15/27	2,000,000	1,961,000
Wells Fargo & Company	3.750%	01/24/24	1,895,000	2,010,667
				28,256,177

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Corporate Bonds - 53.8% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 11.9%
AbbVie, Inc.	2.900%	11/06/22	$ 3,000,000	$ 3,068,160
AmerisourceBergen Corporation	0.737%	05/15/23	3,380,000	3,381,921
Becton, Dickinson and Company (3MO LIBOR + 103) (a)	1.148%	06/06/22	2,615,000	2,628,920
Danaher Corporation	2.200%	11/15/24	1,492,000	1,543,099
McKesson Corporation	0.900%	12/03/25	3,900,000	3,802,385
				14,424,485
Industrials - 4.8%
General Electric Company (3MO LIBOR + 100) (a)	1.116%	03/15/23	1,000,000	1,011,934
Penske Truck Leasing Company, L.P., 144A	4.125%	08/01/23	1,130,000	1,189,039
Republic Services, Inc.	2.500%	08/15/24	849,000	882,070
Roper Technologies, Inc.	2.800%	12/15/21	2,700,000	2,702,456
				5,785,499
Materials - 3.0%
DowDuPont, Inc.	4.493%	11/15/25	1,345,000	1,496,561
Steel Dynamics, Inc.	2.800%	12/15/24	2,000,000	2,091,601
				3,588,162

Total Corporate Bonds (Cost $64,131,379)				$ 64,959,015

Convertible Bonds - 12.0%	Coupon	Maturity	Par Value	Value
Communications - 3.0%
Twitter, Inc., 144A	0.000%	03/15/26	$ 4,000,000	$ 3,665,830

Consumer Discretionary - 1.8%
Patrick Industries, Inc.	1.000%	02/01/23	2,000,000	2,204,954

Financials - 5.6%
Ares Capital Corporation	4.625%	03/01/24	2,000,000	2,272,600
Hope Bancorp, Inc.	2.000%	05/15/38	1,720,000	1,675,934
Redwood Trust, Inc.	4.750%	08/15/23	2,700,000	2,754,000
				6,702,534
Technology - 1.6%
Palo Alto Networks, Inc.	0.750%	07/01/23	1,000,000	1,923,393

Total Convertible Bonds (Cost $13,021,641)				$ 14,496,711

EUBEL BRADY & SUTTMAN INCOME AND APPRECIATION FUND
SCHEDULE OF INVESTMENTS (Continued)

Bank Debt - 2.6%	Coupon	Maturity	Par Value	Value
Financials - 2.2%
NCP SPV Texas, L.P. Revolving Loan (Prime + 275) (a) (c) (e)	6.000%	11/30/22	$ 2,640,000	$ 2,658,430

Materials - 0.4%
Ball Metalpack, LLC (3MO LIBOR + 450) (a)	4.621%	07/26/25	483,750	483,145

Total Bank Debt (Cost $3,121,331)				$ 3,141,575

Common Stocks - 2.2%			Shares	Value
Financials - 2.2%
Capital One Financial Corporation			9,904	$ 1,495,801
Lincoln National Corporation			15,673	1,130,807
Total Common Stocks (Cost $934,971)				$ 2,626,608

Commercial Paper - 19.1% (f)			Par Value	Value
Agricultural Bank of China Ltd., 0.0009%, due 11/15/21			$ 3,000,000	2,999,721
Amcor Flexibles, Inc., 0.14%, due 11/01/21			2,000,000	2,000,000
Consolidated Edison, Inc., 0.11%, due 11/19/21			3,500,000	3,499,807
Dominion Energy, Inc., 0.14%, due 11/18/21			3,500,000	3,499,769
Enbridge, Inc., 0.17%, due 11/03/31			4,000,000	3,999,699
Fidelity National Information Services, Inc., 0.21%, due 11/12/21			3,500,000	3,499,780
VW Credit, Inc., 0.17%, due 12/02/21			3,500,000	3,499,488
Total Commercial Paper (Cost $22,998,264)				$ 22,998,264

Money Market Funds - 9.7%			Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.01% (g) (Cost $11,751,047)			11,751,047	$ 11,751,047

Total Investments at Value - 99.4% (Cost $115,958,633)				$ 119,973,220

Other Assets in Excess of Liabilities - 0.6%				743,643

Net Assets - 100.0%				$ 120,716,863

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $13,031,614 as of October 31, 2021, representing 10.8% of net assets.

LIBOR -	London Interbank Offered Rate.
SOFR -	Secured Overnight Financing Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Security has a perpetual maturity date.
(c)	Illiquid security. The total fair value of these securities as of October 31, 2021 was $5,079,916, representing 4.2% of net assets.
(d)	Payment-in-kind bond. The rate shown is the coupon rate of 11.0% and the payment-in-kind rate of 4.0%.
(e)	Security has been fair valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of these securities as if October 31, 2021 was $5,079,916, representing 4.2% of net assets.
(f)	The rate shown is the annualized yield at the time of purchase, not a coupon rate.
(g)	The rate shown is the 7-day effective yield as of October 31, 2021.

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS
October 31, 2021 (Unaudited)

Corporate Bonds - 46.1%	Coupon	Maturity	Par Value	Value
Communications - 1.9%
Discovery Communications, LLC	4.900%	03/11/26	$ 1,000,000	$ 1,127,540
Verizon Communications, Inc. (3MO LIBOR + 100) (a)	1.118%	03/16/22	5,000,000	5,017,652
				6,145,192
Consumer Discretionary - 0.6%
Marriott International, Inc.	2.300%	01/15/22	2,000,000	2,004,132

Consumer Staples - 1.7%
Kroger Company (The)	2.950%	11/01/21	5,206,000	5,206,000

Energy - 1.8%
CONSOL Energy, Inc., 144A	11.000%	11/15/25	5,700,000	5,814,000

Financials - 21.7%
Bank of America Corporation (3MO LIBOR + 370.5, effective 09/05/24) (a) (b)	6.250%	03/05/65	4,000,000	4,360,000
Bank of OZK (SOFR + 2.09, effective 10/01/26) (a)	2.750%	10/01/31	6,260,000	6,256,689
Charles Schwab Corporation (The)	0.900%	03/11/26	7,000,000	6,871,448
Citigroup, Inc.	2.900%	12/08/21	2,220,000	2,221,013
CNG Holdings, Inc., 144A	12.500%	06/15/24	6,300,000	5,953,500
First Maryland Capital I (3MO LIBOR + 100) (a)	1.124%	01/15/27	5,000,000	4,884,297
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 75) (a)	0.881%	02/23/23	2,500,000	2,516,274
Goldman Sachs Group, Inc. (The) (3MO LIBOR + 100) (a)	1.124%	07/24/23	5,500,000	5,526,988
JPMorgan Chase & Company	2.700%	05/18/23	3,000,000	3,088,054
JPMorgan Chase & Company (3MO LIBOR + 123) (a)	1.354%	10/24/23	2,115,000	2,139,384
Morgan Stanley	4.875%	11/01/22	3,100,000	3,231,367
Pershing Square Holdings Ltd., 144A	5.500%	07/15/22	5,000,000	5,130,490
Round Up Ventures, L.P. (c) (d) (e)	15.000%	03/06/25	5,108,994	5,283,241
Southern Bancshares (N.C.), Inc. (SOFR + 2.41, effective 06/30/26) (a)	3.125%	06/30/31	5,800,000	5,827,296
Truist Bank (3MO LIBOR + 67) (a)	0.790%	05/15/27	5,788,000	5,675,134
				68,965,175

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Corporate Bonds - 46.1% (Continued)	Coupon	Maturity	Par Value	Value
Health Care - 9.1%
AbbVie, Inc.	2.900%	11/06/22	$ 7,275,000	$ 7,440,288
Becton, Dickinson and Company (3MO LIBOR + 103) (a)	1.148%	06/06/22	5,825,000	5,856,007
McKesson Corporation	0.900%	12/03/25	10,465,000	10,203,067
Thermo Fisher Scientific, Inc.	4.133%	03/25/25	5,000,000	5,456,675
				28,956,037
Industrials - 5.3%
General Electric Company (3MO LIBOR + 100) (a)	1.116%	03/15/23	5,000,000	5,059,670
Penske Truck Leasing Company, L.P., 144A	2.700%	03/14/23	5,000,000	5,121,387
Penske Truck Leasing Company, L.P., 144A	4.125%	08/01/23	1,000,000	1,052,247
Roper Technologies, Inc.	2.800%	12/15/21	5,703,000	5,708,187
				16,941,491
Materials - 3.0%
Ball Corporation	5.250%	07/01/25	2,336,000	2,604,243
Cabot Corporation	3.700%	07/15/22	3,980,000	4,066,774
Steel Dynamics, Inc.	2.800%	12/15/24	2,696,000	2,819,478
				9,490,495
Utilities - 1.0%
Duke Energy Corporation (3MO LIBOR + 25) (a)	0.372%	11/26/21	3,000,000	3,000,576

Total Corporate Bonds (Cost $145,533,122)				$ 146,523,098

U.S. Treasury Obligations - 9.1%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	0.250%	06/30/25	$ 10,000,000	$ 9,743,750
U.S. Treasury Notes	0.750%	03/31/26	10,000,000	9,839,453
U.S. Treasury Notes	0.375%	07/31/27	10,000,000	9,489,844
Total U.S. Treasury Obligations (Cost $29,342,696)				$ 29,073,047

Bank Debt - 1.7%	Coupon	Maturity	Par Value	Value
Financials - 1.7%
NCP SPV Texas, L.P. Revolving Loan (Prime + 275) (a) (c) (e) (Cost $5,360,000)	6.000%	11/30/22	$ 5,360,000	$ 5,397,418

EUBEL BRADY & SUTTMAN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

Commercial Paper - 19.9% (f)	Par Value	Value
Agricultural Bank of China Ltd., 0.0009%, due 11/15/21	$ 7,000,000	$ 6,999,349
Barclays Bank plc, 0.10%, due 11/24/21	8,895,000	8,894,432
Dominion Energy, Inc., 0.14%, due 11/18/21	9,500,000	9,499,372
Enbridge, Inc., 0.17%, due 11/03/31	11,000,000	10,999,172
Fidelity National Information Services, Inc., 0.21%, due 11/12/21	9,500,000	9,499,404
Hyundai Capital America, Inc., 0.12%, due 11/17/21	8,000,000	7,999,573
VW Credit, Inc., 0.17%, due 12/02/21	9,500,000	9,498,610
Total Commercial Paper (Cost $63,389,912)		$ 63,389,912

Money Market Funds - 23.3%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.01% (g) (Cost $74,202,053)	74,202,053	$ 74,202,053

Total Investments at Value - 100.1% (Cost $317,827,783)		$ 318,585,528

Liabilities in Excess of Other Assets - (0.1%)		(400,284)

Net Assets - 100.0%		$ 318,185,244

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $23,071,624 as of October 31, 2021, representing 7.3% of net assets.

LIBOR -	London Interbank Offered Rate.
SOFR -	Secured Overnight Financing Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of October 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically.
(b)	Security has a perpetual maturity date.
(c)	Illiquid security. The total fair value of these securities as of October 31, 2021 was $10,680,659, representing 3.4% of net assets.
(d)	Payment-in-kind bond. The rate shown is the coupon rate of 11.0% and the payment-in-kind rate of 4.0%.
(e)	Security has been fair valued using significant unobservable inputs in good faith by the Adviser in conformity with guidelines adopted by and subject to review by the Board of Trustees. The total value of these securities as if October 31, 2021 was $10,680,659, representing 3.4% of net assets.
(f)	The rate shown is the annualized yield at the time of purchase, not a coupon rate.
(g)	The rate shown is the 7-day effective yield as of October 31, 2021.